Acquisitions and Divestitures	6 Months Ended
Sep. 30, 2024
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) Acquisitions
There were no material acquisitions during the six months ended September 30, 2023
and
2024.
(2) Divestitures
Gains on sales of subsidiaries and equity method investments and liquidation losses, net for the six months ended September 30, 2023 and 2024 amounted to ¥3,628 million and ¥31,503 million, respectively. Gains on sales of subsidiaries and equity method investments and liquidation losses, net for the six months ended September 30, 2023 mainly consisted of ¥229 million in Environment and Energy segment, ¥929 million in ORIX USA segment and ¥2,502 million in ORIX Europe segment. Gains on sales of subsidiaries and equity method investments and liquidation losses, net for the six months ended September 30, 2024 mainly consisted of ¥
4,754
million in Corporate Financial Services and Maintenance Leasing segment, ¥
19,086
million in PE Investment and Concession segment, ¥(810
) million in Environment and Energy segment, ¥
1,019
million in Aircraft and Ships segment and ¥
7,547
million in ORIX USA seg
m
ent.